Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000254885
Shareholder Report [Line Items]
Fund Name	iShares iBonds 1-5 Year Corporate Ladder ETF
Trading Symbol	LDRC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 1-5 Year Corporate Ladder ETF (the “Fund”) for the period of November 7, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 1-5 Year Corporate Ladder ETF	$0Footnote Reference(a)Footnote Reference(b)Footnote Reference(c)	0.00%Footnote Reference(b)Footnote Reference(d)Footnote Reference(e)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(c)	Rounds to less than $1.
Footnote(d)	Annualized.
Footnote(e)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[1],[2],[3]
Expense Ratio, Percent	0.00%	[1],[4],[5]
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

  For the reporting period ended October 31, 2025, the Fund returned 5.55%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.33% and the BlackRock iBonds 1-5 Year Corporate Ladder Index returned 5.50%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period and pushed bond prices higher. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

In this landscape, consumer non-cyclical issues in the industrial sector, particularly technology bonds, were the largest contributor to the Fund’s return.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	BlackRock iBonds 1-5 Year Corporate Ladder Index
Oct 24	$10,000	$10,000	$10,000
Nov 24	$10,033	$10,088	$10,032
Dec 24	$10,026	$9,936	$10,025
Jan 25	$10,080	$9,996	$10,078
Feb 25	$10,159	$10,203	$10,157
Mar 25	$10,198	$10,200	$10,195
Apr 25	$10,259	$10,236	$10,255
May 25	$10,288	$10,184	$10,283
Jun 25	$10,359	$10,343	$10,353
Jul 25	$10,369	$10,328	$10,364
Aug 25	$10,474	$10,452	$10,469
Sep 25	$10,522	$10,563	$10,517
Oct 25	$10,555	$10,633	$10,550

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 10,129,666
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,129,666
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
25%

Holdings [Text Block]

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
100.0%
Footnote	Description
Footnote(a)	Excludes money market funds.

All holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBonds Dec 2030 Term Corporate ETF...
20.0%
iShares iBonds Dec 2029 Term Corporate ETF...
20.0
iShares iBonds Dec 2028 Term Corporate ETF...
20.0
iShares iBonds Dec 2027 Term Corporate ETF...
20.0
iShares iBonds Dec 2026 Term Corporate ETF...
20.0

C000254886
Shareholder Report [Line Items]
Fund Name	iShares iBonds 1-5 Year High Yield and Income Ladder ETF
Trading Symbol	LDRH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 1-5 Year High Yield and Income Ladder ETF (the “Fund”) for the period of November 7, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 1-5 Year High Yield and Income Ladder ETF	$0Footnote Reference(a)Footnote Reference(b)Footnote Reference(c)	0.00%Footnote Reference(b)Footnote Reference(d)Footnote Reference(e)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(c)	Rounds to less than $1.
Footnote(d)	Annualized.
Footnote(e)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[6],[7],[8]
Expense Ratio, Percent	0.00%	[6],[9],[10]
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

  For the reporting period ended October 31, 2025, the Fund returned 6.30%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.33% and the BlackRock iBonds 1-5 Year High Yield and Income Ladder Index returned 6.29%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period and pushed bond prices higher. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period, an allocation to bonds in the communication sector, especially cable and satellite, contributed the most to the Fund’s return, followed by bonds in the consumer cyclicals sector.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	BlackRock iBonds 1-5 Year High Yield and Income Ladder Index
Oct 24	$10,000	$10,000	$10,000
Nov 24	$10,032	$10,088	$10,032
Dec 24	$10,031	$9,936	$10,031
Jan 25	$10,124	$9,996	$10,124
Feb 25	$10,204	$10,203	$10,204
Mar 25	$10,135	$10,200	$10,135
Apr 25	$10,164	$10,236	$10,163
May 25	$10,283	$10,184	$10,283
Jun 25	$10,397	$10,343	$10,397
Jul 25	$10,431	$10,328	$10,432
Aug 25	$10,537	$10,452	$10,538
Sep 25	$10,620	$10,563	$10,619
Oct 25	$10,630	$10,633	$10,629

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 4,505,212
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,505,212
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
23%

Holdings [Text Block]

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
100.0%
Footnote	Description
Footnote(a)	Excludes money market funds.

All holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBonds 2026 Term High Yield and Income ETF...
20.1%
iShares iBonds 2029 Term High Yield and Income ETF...
20.0
iShares iBonds 2030 Term High Yield and Income ETF...
20.0
iShares iBonds 2028 Term High Yield and Income ETF...
20.0
iShares iBonds 2027 Term High Yield and Income ETF...
19.9

C000254887
Shareholder Report [Line Items]
Fund Name	iShares iBonds 1-5 Year TIPS Ladder ETF
Trading Symbol	LDRI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 1-5 Year TIPS Ladder ETF (the “Fund”) for the period of November 7, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 1-5 Year TIPS Ladder ETF	$0Footnote Reference(a)Footnote Reference(b)Footnote Reference(c)	0.00%Footnote Reference(b)Footnote Reference(d)Footnote Reference(e)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(c)	Rounds to less than $1.
Footnote(d)	Annualized.
Footnote(e)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[11],[12],[13]
Expense Ratio, Percent	0.00%	[11],[14],[15]
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

  For the reporting period ended October 31, 2025, the Fund returned 5.64%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.33% and the BlackRock iBonds 1-5 Year TIPS Ladder Index returned 5.64%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led the Fund’s allocation to issues between seven-to-ten years to contribute to the Fund’s return.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	BlackRock iBonds 1-5 Year TIPS Ladder Index
Oct 24	$10,000	$10,000	$10,000
Nov 24	$10,018	$10,088	$10,017
Dec 24	$10,019	$9,936	$10,017
Jan 25	$10,097	$9,996	$10,096
Feb 25	$10,215	$10,203	$10,214
Mar 25	$10,297	$10,200	$10,296
Apr 25	$10,378	$10,236	$10,377
May 25	$10,347	$10,184	$10,346
Jun 25	$10,389	$10,343	$10,388
Jul 25	$10,424	$10,328	$10,424
Aug 25	$10,566	$10,452	$10,566
Sep 25	$10,556	$10,563	$10,556
Oct 25	$10,564	$10,633	$10,564

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 9,152,911
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$9,152,911
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
29%

Holdings [Text Block]

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
100.0%
Footnote	Description
Footnote(a)	Excludes money market funds.

All holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBonds Oct 2030 Term TIPS ETF...
20.1%
iShares iBonds Oct 2028 Term TIPS ETF...
20.0
iShares iBonds Oct 2029 Term TIPS ETF...
20.0
iShares iBonds Oct 2027 Term TIPS ETF...
20.0
iShares iBonds Oct 2026 Term TIPS ETF...
19.9

C000254888
Shareholder Report [Line Items]
Fund Name	iShares iBonds 1-5 Year Treasury Ladder ETF
Trading Symbol	LDRT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 1-5 Year Treasury Ladder ETF (the “Fund”) for the period of November 7, 2024 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 1-5 Year Treasury Ladder ETF	$0Footnote Reference(a)Footnote Reference(b)Footnote Reference(c)	0.00%Footnote Reference(b)Footnote Reference(d)Footnote Reference(e)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(c)	Rounds to less than $1.
Footnote(d)	Annualized.
Footnote(e)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[16],[17],[18]
Expense Ratio, Percent	0.00%	[16],[19],[20]
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

  For the reporting period ended October 31, 2025, the Fund returned 5.08%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.33% and the BlackRock iBonds 1-5 Year Treasury Ladder Index returned 5.06%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period and pushed bond prices higher. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	BlackRock iBonds 1-5 Year Treasury Ladder Index
Oct 24	$10,000	$10,000	$10,000
Nov 24	$10,037	$10,088	$10,036
Dec 24	$10,041	$9,936	$10,040
Jan 25	$10,077	$9,996	$10,075
Feb 25	$10,172	$10,203	$10,169
Mar 25	$10,218	$10,200	$10,215
Apr 25	$10,308	$10,236	$10,305
May 25	$10,287	$10,184	$10,286
Jun 25	$10,353	$10,343	$10,353
Jul 25	$10,333	$10,328	$10,331
Aug 25	$10,444	$10,452	$10,442
Sep 25	$10,468	$10,563	$10,466
Oct 25	$10,508	$10,633	$10,506

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 19,247,645
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$19,247,645
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
30%

Holdings [Text Block]

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
100.0%
Footnote	Description
Footnote(a)	Excludes money market funds.

All holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBonds Dec 2030 Term Treasury ETF...
20.0%
iShares iBonds Dec 2029 Term Treasury ETF...
20.0
iShares iBonds Dec 2028 Term Treasury ETF...
20.0
iShares iBonds Dec 2027 Term Treasury ETF...
20.0
iShares iBonds Dec 2026 Term Treasury ETF...
20.0

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Rounds to less than $1.
[3]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[4]	Annualized.
[5]	Rounds to less than 0.01%.
[6]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[7]	Rounds to less than $1.
[8]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[9]	Annualized.
[10]	Rounds to less than 0.01%.
[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[12]	Rounds to less than $1.
[13]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[14]	Annualized.
[15]	Rounds to less than 0.01%.
[16]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[17]	Rounds to less than $1.
[18]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[19]	Annualized.
[20]	Rounds to less than 0.01%.